10. Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments and contingencies
Commitments to extend credit
Commitments and contingencies	168,733	146,243
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 3,911	$ 4,361